Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 78	£ 101
Customer contributions	400	428
Contingent consideration (note 38)	18	44
Other payables	347	318
Other non-current liabilities	£ 843	£ 891	£ 805	£ 808	£ 750	£ 1,317